SUBSEQUENT EVENTS (Details)	Jul. 29, 2021 EUR (€) credit_facility	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Amount drawn under credit facility		€ 2,257,000,000	€ 2,391,000,000	€ 2,361,000,000
Expiration of Credit Facilities | Secured and Unsecured German Credit Facilities due 2022 | German State
Disclosure of non-adjusting events after reporting period [line items]
Number of credit facilities | credit_facility	2
Amount drawn under credit facility	€ 0